CASH, CASH EQUIVALENTS AND SHORT AND LONG TERM INVESTMENTS - Long-term Investments, Xalted Networks, or Xalted (Details) - USD ($) $ in Thousands	1 Months Ended			3 Months Ended			12 Months Ended
	Mar. 31, 2006	Aug. 31, 2005	May 31, 2005	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2009	Dec. 31, 2015	Dec. 31, 2014	Jun. 30, 2011
Xalted Networks | Maximum
CASH, CASH EQUIVALENTS AND SHORT AND LONG TERM INVESTMENTS
Investment, ownership interest (as a percent)							10.00%	10.00%
Xalted Networks
CASH, CASH EQUIVALENTS AND SHORT AND LONG TERM INVESTMENTS
Payments to acquire investments	$ 300	$ 1,000	$ 2,000
Other-than-temporary impairment charge				$ 800	$ 500	$ 1,700	$ 20	$ 300
Kranem | Xalted Networks
CASH, CASH EQUIVALENTS AND SHORT AND LONG TERM INVESTMENTS
Issued and outstanding stock ownership percentage									35.00%